ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
ACCOUNTS RECEIVABLE, NET
Accounts receivable, third-party customers	$ 25,360,384	$ 18,259,749
Less: allowance for estimated credit loss	$ (780,608)	$ (653,470)	$ (382,731)
Gross accounts receivable collected (as a percentage)		67.50%
Subsequent collection (as a percentage)	31.80%	67.50%
Subsequent collection	$ 8,057,264	$ 12,331,018
Non-related party
ACCOUNTS RECEIVABLE, NET
Accounts receivable, third-party customers	25,360,384	18,259,749
Less: allowance for estimated credit loss	(780,608)	(653,470)
Accounts receivable from third-party customers, net	$ 24,579,776	$ 17,606,279